Calvert

Long-Term Income Fund

December 31, 2019

Schedule of Investments (Unaudited)

Asset-Backed Securities — 5.0%

Security	Principal Amount (000’s omitted)	Value
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$380	$390,305
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	417	426,717
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	439	461,558
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	625	616,878
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	500	520,911
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	276	275,138
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(2)	175	181,290
Wendy’s Funding, LLC, Series 2015-1A, Class A23, 4.497%, 6/15/45(1)	1,149	1,174,988

Total Asset-Backed Securities (identified cost $3,959,447)		$4,047,785

Corporate Bonds — 83.1%
Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.7%
Sherwin-Williams Co. (The), 4.50%, 6/1/47	$500	$567,303

Communications — 9.0%
AT&T, Inc.:
4.50%, 3/9/48	$425	$469,665
4.75%, 5/15/46	1,310	1,480,671
4.90%, 6/15/42	435	497,123
Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	850	894,721
Comcast Corp., 4.25%, 1/15/33	305	353,005
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	200	200,726
Crown Castle Towers, LLC, 3.663%, 5/15/45(1)	487	506,397
Discovery Communications, LLC, 5.20%, 9/20/47	1,010	1,175,840
NBCUniversal Media, LLC, 4.45%, 1/15/43	1,200	1,399,229
Twitter, Inc., 3.875%, 12/15/27(1)	170	170,336
Verizon Communications, Inc., 3.875%, 2/8/29	120	132,439

		$7,280,152

Consumer, Cyclical — 5.8%
Aptiv PLC, 5.40%, 3/15/49	$107	$121,402
Azul Investments, LLP, 5.875%, 10/26/24(1)	265	275,580
Best Buy Co., Inc., 4.45%, 10/1/28	448	491,470
Ford Motor Co., 6.625%, 10/1/28(3)	700	779,507
Home Depot, Inc. (The):
3.50%, 9/15/56	460	478,200
4.40%, 3/15/45	365	435,538

Security	Principal Amount (000’s omitted)	Value
Nordstrom, Inc.:
4.375%, 4/1/30	$347	$354,094
5.00%, 1/15/44	605	592,594
Starbucks Corp., 3.75%, 12/1/47	332	344,588
Tapestry, Inc., 4.125%, 7/15/27	832	850,229

		$4,723,202

Consumer, Non-cyclical — 6.9%
AbbVie, Inc., 4.30%, 5/14/36	$420	$464,881
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	204	208,845
Centene Corp., 4.625%, 12/15/29(1)	279	294,540
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	190	189,385
CVS Health Corp.:
3.25%, 8/15/29	800	813,542
4.30%, 3/25/28	618	674,934
5.05%, 3/25/48	850	1,005,859
CVS Pass-Through Trust, 6.036%, 12/10/28	209	233,789
Grupo Bimbo SAB de CV, 4.00%, 9/6/49(1)	500	467,993
Kaiser Foundation Hospitals, 3.15%, 5/1/27	319	333,136
Kroger Co. (The), 3.875%, 10/15/46	415	406,087
Massachusetts Institute of Technology, 3.959%, 7/1/38	250	282,713
Zoetis, Inc., 4.70%, 2/1/43	210	249,969

		$5,625,673

Energy — 3.3%
National Oilwell Varco, Inc.:
3.60%, 12/1/29	$868	$870,907
3.95%, 12/1/42	575	535,423
Oceaneering International, Inc., 4.65%, 11/15/24	498	489,285
TerraForm Power Operating, LLC, 4.75%, 1/15/30(1)	757	771,648

		$2,667,263

Financial — 33.6%
Athene Holding, Ltd., 4.125%, 1/12/28	$1,004	$1,039,261
Banco Santander SA, 3.80%, 2/23/28	340	357,824
Bank of America Corp.:
3.824% to 1/20/27, 1/20/28(4)	1,875	2,018,039
5.875% to 3/15/28(4)(5)	450	499,365
6.10% to 3/17/25(4)(5)	350	390,080
Bank of Montreal, 3.803% to 12/15/27, 12/15/32(3)(4)	1,322	1,379,970
BBVA Bancomer SA, 5.125% to 1/17/28, 1/18/33(1)(4)	670	677,561
Brookfield Finance, Inc., 4.70%, 9/20/47	700	803,938
Brown & Brown, Inc., 4.50%, 3/15/29	450	495,063
Capital One Financial Corp.:
3.75%, 7/28/26	865	911,169
4.20%, 10/29/25	200	215,841
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(4)(5)	450	474,309
Chubb INA Holdings, Inc., 4.15%, 3/13/43	250	289,805

Security	Principal Amount (000’s omitted)	Value
Citigroup, Inc.:
2.976% to 11/5/29, 11/5/30(4)	$141	$143,159
3.668% to 7/24/27, 7/24/28(4)	211	224,854
3.887% to 1/10/27, 1/10/28(4)	1,770	1,906,673
4.125%, 7/25/28	270	294,547
4.65%, 7/23/48	210	262,211
Series M, 6.30% to 5/15/24(4)(5)	175	189,750
Citizens Financial Group, Inc., 4.30%, 12/3/25	590	633,921
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(4)	288	289,645
Credit Acceptance Corp., 7.375%, 3/15/23	160	164,666
Crown Castle International Corp., 4.75%, 5/15/47	525	602,129
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24	430	432,548
Digital Realty Trust LP:
3.70%, 8/15/27	490	519,105
4.75%, 10/1/25	415	461,085
Discover Bank, 4.682% to 8/9/23, 8/9/28(4)	289	302,265
EPR Properties:
3.75%, 8/15/29	1,000	1,013,570
4.95%, 4/15/28	670	731,854
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28(4)	892	947,632
JPMorgan Chase & Co., 2.739% to 10/15/29, 10/15/30(4)	219	218,966
KKR Group Finance Co. VI, LLC, 3.75%, 7/1/29(1)(3)	797	849,366
MetLife, Inc.:
4.05%, 3/1/45	325	376,763
5.70%, 6/15/35	175	235,078
Morgan Stanley:
3.591% to 7/22/27, 7/22/28(4)	1,880	1,998,192
4.375%, 1/22/47	265	316,937
Nationwide Building Society:
3.96% to 7/18/29, 7/18/30(1)(4)	404	433,939
4.125% to 10/18/27, 10/18/32(1)(4)	600	624,568
Principal Financial Group, Inc.:
3.70%, 5/15/29	380	414,187
4.625%, 9/15/42	450	523,706
Prudential Financial, Inc.:
3.935%, 12/7/49	484	527,498
4.60%, 5/15/44	200	235,827
Radian Group, Inc., 4.875%, 3/15/27	735	775,680
Simon Property Group LP, 4.25%, 11/30/46	255	291,282
Synchrony Financial, 5.15%, 3/19/29	325	369,644
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(3)(4)	450	470,198

		$27,333,670

Industrial — 8.4%
AP Moller - Maersk A/S, 4.50%, 6/20/29(1)	$465	$496,200
FedEx Corp., 4.55%, 4/1/46	425	436,609
Jabil, Inc., 3.95%, 1/12/28	1,085	1,114,470
Johnson Controls International PLC, 4.625%, 7/2/44	550	603,839
nVent Finance S.a.r.l., 4.55%, 4/15/28	825	856,101

Security	Principal Amount (000’s omitted)	Value
Owens Corning:
3.95%, 8/15/29	$531	$553,051
4.40%, 1/30/48	300	290,391
PerkinElmer, Inc., 3.30%, 9/15/29	415	424,174
Trimble, Inc., 4.90%, 6/15/28	526	574,402
Valmont Industries, Inc., 5.00%, 10/1/44	685	700,061
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28	224	246,473
Xylem, Inc., 4.375%, 11/1/46	475	517,573

		$6,813,344

Technology — 6.4%
Apple, Inc., 3.45%, 2/9/45	$350	$368,389
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	450	470,278
Dell International, LLC/EMC Corp., 8.35%, 7/15/46(1)	190	261,533
DXC Technology Co., 4.75%, 4/15/27(3)	1,450	1,561,321
Marvell Technology Group, Ltd., 4.875%, 6/22/28	218	240,800
Oracle Corp.:
4.00%, 7/15/46	280	311,203
4.125%, 5/15/45	500	564,158
Seagate HDD Cayman, 5.75%, 12/1/34	1,100	1,153,273
Western Digital Corp., 4.75%, 2/15/26(3)	251	262,138

		$5,193,093

Utilities — 9.0%
American Water Capital Corp.:
3.75%, 9/1/47	$890	$941,012
4.00%, 12/1/46	500	543,613
Avangrid, Inc., 3.80%, 6/1/29	822	871,840
CMS Energy Corp., 3.00%, 5/15/26	500	513,715
Consolidated Edison Co. of New York, Inc.:
4.00%, 11/15/57	420	449,864
4.30%, 12/1/56	260	293,046
Enel Finance International NV, 3.625%, 5/25/27(1)	573	593,567
MidAmerican Energy Co., 4.25%, 7/15/49	700	838,756
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	620	647,790
Public Service Co. of Colorado, 3.20%, 3/1/50	1,350	1,356,015
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	225	234,641

		$7,283,859

Total Corporate Bonds (identified cost $63,578,820)		$67,487,559

Floating Rate Loans(6) — 0.0%(7)

Security	Principal Amount (000’s omitted)	Value
Financial — 0.0%(7)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10(8)(9)(10)	$5	$76

Total Floating Rate Loans (identified cost $4,817)		$76

Preferred Stocks — 0.2%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.2%
NuStar Energy LP, Series B, 7.625% to 6/15/22(4)	8,776	$190,000

Total Preferred Stocks (identified cost $189,561)		$190,000

Taxable Municipal Obligations — 4.7%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.6%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$1,300	$1,319,357

Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.984%, 6/1/33	$155	$153,929
3.034%, 6/1/34	110	109,186

		$263,115

Water and Sewer — 2.8%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$555	$731,085
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39(11)	1,530	1,527,980

		$2,259,065

Total Taxable Municipal Obligations (identified cost $3,743,805)		$3,841,537

U.S. Treasury Obligations — 6.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bonds:
2.25%, 8/15/49(3)	$1,170	$1,134,007
2.375%, 11/15/49	845	840,935
2.875%, 5/15/49	1,065	1,172,881
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(12)	1,604	1,688,329

Total U.S. Treasury Obligations (identified cost $4,743,412)		$4,836,152

Short-Term Investments — 3.4%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(13)	2,750,993	$2,750,993

Total Short-Term Investments (identified cost $2,750,993)		$2,750,993

Security	Value
Total Investments — 102.4% (identified cost $78,970,855)	$83,154,102

Other Assets, Less Liabilities — (2.4%)	$(1,964,362)

Net Assets — 100.0%	$81,189,740

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $12,522,858, which represents 15.4% of the net assets of the Fund as of December 31, 2019.

(2)	Step coupon security. The interest rate disclosed is that which is in effect on December 31, 2019.

(3)

All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $4,057,878 and the total market value of the collateral received by the Fund was $4,197,983, comprised of cash of $2,750,993 and U.S. government and/or agencies securities of $1,446,990.

(4)	Security converts to variable rate after the indicated fixed-rate coupon period.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)

Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(7)	Amount is less than 0.05%.

(8)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(9)	Restricted security. Total market value of restricted securities amounts to $76, which represents less than 0.05% of the net assets of the Fund as of December 31, 2019.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(11)	When-issued security.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(13)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	72	Long	3/20/20	$13,079,250	$(364,787)
U.S. 10-Year Treasury Note	(27)	Short	3/20/20	(3,798,984)	46,804
U.S. Long Treasury Bond	(1)	Short	3/20/20	(155,906)	870

					$(317,113)

Restricted Securities

Description	Acquisition Dates	Cost
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	$4,817

At December 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

During the fiscal year to date ended December 31, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration.

At December 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $47,674 and $364,787, respectively.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$4,047,785	$—	$4,047,785
Corporate Bonds	—	67,487,559	—	67,487,559
Floating Rate Loans	—	—	76	76
Preferred Stocks	190,000	—	—	190,000
Taxable Municipal Obligations	—	3,841,537	—	3,841,537
U.S. Treasury Obligations	—	4,836,152	—	4,836,152
Short-Term Investments	2,750,993	—	—	2,750,993
Total Investments	$2,940,993	$80,213,033	$76	$83,154,102
Futures Contracts	$47,674	$—	$—	$47,674

Liability Description
Futures Contracts	$(364,787)	$—	$—	$(364,787)
Total	$(364,787)	$—	$—	$(364,787)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.